STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Outstanding Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury shares [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2016		$ 147,645	$ (1,065)	$ (139,085)	$ 7,495
Balance, shares at Dec. 31, 2016	9,878,861
Stock based compensation		155			155
Net loss				(1,251)	(1,251)
Balance at Dec. 31, 2017		147,800	(1,065)	(140,336)	6,399
Balance, shares at Dec. 31, 2017	9,878,861
Stock based compensation		153			153
Net loss				(1,405)	(1,405)
Balance at Dec. 31, 2018		147,953	(1,065)	(141,741)	$ 5,147
Balance, shares at Dec. 31, 2018	9,878,861				9,878,861
Stock based compensation		4			$ 4
Net loss				(929)	(929)
Balance at Dec. 31, 2019		$ 147,957	$ (1,065)	$ (142,670)	$ 4,222
Balance, shares at Dec. 31, 2019	9,878,861				9,878,861